Note 40 - Defined Contribution Plan	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
40	Defined Contribution Plan

Under the terms of the Mining Industry Pension Fund (“Fund”) in Zimbabwe, eligible employees contribute a fixed percentage of their eligible earnings to the Fund. Blanket Mine makes a matching contribution plus an inflation levy as a fixed percentage of eligible earnings of these employees. The total contribution by Blanket Mine for the year ended December 31, 2024 was $1,179 (2023: $1,290, 2022: $1,022).